Information by segment and main country - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Information by segment and main country [Line Items]
Share of sales for single customer	10.00%
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Intersegment funding	€ 38	€ 54